Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Raw materials	¥ 14,154	$ 2,059	¥ 19,626
Work-in-progress	1,473	214	1,277
Finished goods	14,558	2,117	9,195
Consumables and spare parts	610	89	600
Allowance for obsolescence	(6,120)	(890)	(6,120)
Total inventories	¥ 24,675	$ 3,589	¥ 24,578